Equity (Details) R$ in Thousands		12 Months Ended
	May 11, 2023 BRL (R$) shares	Dec. 31, 2023 BRL (R$) Vote / shares shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2023 $ / shares shares
Authorized share capital (in shares) | shares					1,000,000,000
Capital contributions | R$		R$ 10,396	R$ 428,375	R$ 9,722
Share based compensation reserves | shares		138,986
Number of shares | shares					33,826,199
Maximum repurchase amount | R$	R$ 500,000
Purchase of treasury shares | shares	238,521
Payments to acquire or redeem entity's shares | R$	R$ 16,144	R$ 16,144
Class A
Par value | $ / shares					$ 0.00005
Vote per share | Vote / shares		1
Reserve for Share-based compensation
Issue of shares to employees | R$		R$ 6,144